Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jan. 31, 2019	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of Income Taxes [Line Items]
Net deferred tax assets		$ 617	$ 479	$ 558
Deferred tax assets		650	517
Deferred tax liabilities		33	38
Unused tax losses for which deferred tax assets have not been recognized		$ 1,855	1,908
Unused tax losses for which deferred tax assets have not been recognized, expiration period		10 years
Amount of tax recovered	$ 38
Additional income tax by denying the tax deductibility		$ 1,115
Caribbean [member]
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which deferred tax assets have not been recognized		1,186	1,239
Canada [member]
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which deferred tax assets have not been recognized		611	611
US [member]
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which deferred tax assets have not been recognized		$ 669	$ 669